Share capital and reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share capital and reserves
Share capital and reserves

9Share capital and reserves

Allotted, called up and fully paid shares

	June 30,		December 31,
	2022		2021
	No.	£	No.	£
Ordinary of $0.0001 each	209,285,392	15,814	209,135,382	15,804
	209,285,392	15,814	209,135,382	15,804

In addition 101,350,565 shares had been authorised for allotment at June 30, 2022.

Other reserves

During the period other reserves increased by £1,010 thousand as a result of the reclassification of warrants (note 11) and £6,465 thousand as a result of the modification of the EMI scheme (note 12); and £9,482 thousand reflecting cumulative translation differences.

Share Premium

On June 5, 2022 a total of 150,000 shares were issued resulting in increase in share premium of £749 thousand.

16Share capital and other reserves

Allotted, called up and fully paid shares

	December 31,		December 31,
	2021		2020
	No.	£	No.	£
A ordinary of £0.00001 each	—	—	100,000	1.00
B ordinary of £0.00001 each	—	—	4,832	0.05
Ordinary of $0.0001 each	209,135,382	15,804	—	—
	209,135,382	15,804	104,832	1.05

16Share capital and other reserves (continued)

As part of the Business Combination 100% of VAGL shares (146,749) were acquired by the Company in exchange for the payment, issue and delivery of 177,762,797 Company shares to VAGL shareholders. This included the Z-Shares issued to American on June 10, 2021. At the time there was no IFRS guidance on the accounting treatment for combinations among entities under common control. This transaction has been recorded at the nominal value of shares issued, with the excess premium paid recorded within other reserves.

Of the 177,762,797 company shares issued in exchange to VAGL shareholders, 35,000,000 company shares held by VAGL shareholders are subject to an earn-out mechanism (the “Earn Out Shares”) that would be released from restriction upon fulfilment of certain share price milestones being satisfied prior to the fifth-year anniversary of the consummation of the Business Combination Agreement.

Failure to achieve such milestones will result in forfeiture of the Earn Out Shares. The Company has determined that the fair value of the Earn Out Shares should be accounted for as a component of the deemed cost of the listing services upon consummation of the Business Combination, as disclosed within Note 7 in the section entitled “Capital reorganization”.

The Company also determined that no separate accounting recognition was necessary in respect of the Earn Out Shares as the fair value of the Earn Out Shares will be inherently reflected within the quoted price of Broadstone’s shares, in respect of the Earn Out Shares’ potential dilutive impact, used in valuing the consideration given to Broadstone’s shareholders to derive the deemed cost of the listing services.

A total of 9,400,000 ordinary shares were also issued to PIPE investors upon consummation of the business transaction with 9,203,984 public and sponsor shares issued and outstanding. A total of 12,768,600 warrants issued to American and Avolon were exercised immediately following consummation of the business transaction. In addition, 90,449,562 shares had been authorised for allotment at December 31, 2021.

Ordinary shares have full voting rights, full dividend rights. A ordinary shares had full voting rights, full dividend rights. B ordinary shares had no voting or dividend rights and have rights to capital distribution on liquidation on par with A ordinary shares. Options have been granted to employees to be able to acquire B shares. Refer to note 23 Share-based payments.

Share premium and other reserves

Movements in reserves are shown below

	Share Premium	Other Reserves
	£000	£000
As at January 1	—	4,117
Issuance of Z-Shares to American (note 7)	—	16,739
Debt to equity conversion of related party loan (note 27)	—	9,000
Debt to equity conversion of Microsoft and Rocket loan	—	25,000
Transfer of intergroup share capital	—	(15)
Share acquisition	—	50,724
Cumulative translation differences	—	(85)
Issuance of warrants to American, Avolon and Virgin (note 21)	103,053	8,558
Capital reorganization (note 7)	74,265	—
PIPE investment	71,036	—
As at December 31	248,354	63,314

16Share capital and other reserves (continued)

Share premium

The difference in the fair value of the shares issued by the Company over the value of the net monetary assets of the Broadstone gives rise to share premium upon consummation of the Business Combination Agreement.

In addition, upon consummation of the Business Combination 9,400,000 ordinary shares at $0.0001 par value were issued to PIPE investors at $10 per share giving rise to share premium of £71,036 thousand.

See note 7 for further details

As at December 31, 2021 warrants issued to American and Avolon were issued and exercised. The excess of the fair value of these warrants over the par value of the shares issued is recognised in share premium. See note 21 for more details.

Other reserves

American held 5,804 Z-Shares in VAGL immediately prior to the Business Combination. As part of the consideration for the acquisition of VAGL, American exchanged its existing shareholding in VAGL for 6,125,000 Ordinary Shares in the Company. See note 7 for more details.

Upon consummation of the Business Combination, convertible loans issued to Microsoft and Rocket (totalling £25,000 thousand) and Stephen Fitzpatrick (£9,000 thousand) were converted into equity.

As at December 31, 2021 warrants issued to Virgin were issued but not exercised. The fair value of these warrants is reflected within other reserves as they satisfy the “fix to fix” criterion as per IAS 32. See note 21 for more details.